Property, Plant and Equipment (Impairment Loss and Recovery) (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 6,650.2	$ 9,912.8
(Impairment) / Recovery		1,207.8	3,704.8
(Impairment) / Recovery, net of tax		884.0	2,727.3
Canada | Accumulated impairment
Disclosure of impairment loss and reversal of impairment loss [line items]
(Impairment) / Recovery			3,290.0
U.S. | Accumulated impairment
Disclosure of impairment loss and reversal of impairment loss [line items]
(Impairment) / Recovery			879.9
Southeast Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 4,087.0	$ 5,250.6
Discount rate		15.00%	15.00%
(Impairment) / Recovery		$ 811.7	$ 1,782.1
(Impairment) / Recovery, net of tax		594.1	1,300.9
Utah | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal			$ 931.7
Discount rate			18.00%
(Impairment) / Recovery			$ 873.5
(Impairment) / Recovery, net of tax			658.4
Southwest Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 1,704.1	$ 1,975.2
Discount rate		15.00%	15.00%
(Impairment) / Recovery		$ 333.5	$ 549.4
(Impairment) / Recovery, net of tax		244.1	401.1
Southern Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 858.0	$ 872.7
Discount rate		15.00%	15.00%
(Impairment) / Recovery	$ (14.1)	$ 56.0	$ 404.8
(Impairment) / Recovery, net of tax		41.0	295.5
Northern U.S. | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal			$ 878.7
Discount rate			15.00%
(Impairment) / Recovery			$ 83.8
(Impairment) / Recovery, net of tax			63.2
Northern Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 1.1	$ 3.9
Discount rate		15.00%	15.00%
(Impairment) / Recovery		$ 6.6	$ 11.2
(Impairment) / Recovery, net of tax		$ 4.8	$ 8.2